Additional Paid-In-Capital (Details Narrative) - USD ($)		12 Months Ended
	Jul. 11, 2018	Mar. 31, 2019	Dec. 31, 2018
Shares issuance, shares	1,000,000
Shares issuance, value	$ 5,000		$ 5,000
QDM Holdings Limited [Member]
Shares issuance, shares		415,000
Shares issuance, value		$ 53,205